FlexShares® Trust
50 South LaSalle Street
Chicago, Illinois 60603
Phone: 855-353-9383

March 4, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares® Trust (the “Registrant”)

(File Nos. 333-173967 and 811-22555)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that:

1.

The form of (i) Prospectuses dated March 1, 2020 for the Registrant’s FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® US ESG Impact Index Fund, FlexShares® STOXX® Global ESG Impact Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund, FlexShares® Ready Access Variable Income Fund and FlexShares® Core Select Bond Fund and (ii) the form of Statements of Additional Information dated March 1, 2020 for each series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 86 to the Registrant’s registration statement under the Securities Act of 1933, as amended, on Form N-1A; and

2.	The text of the Post-Effective Amendment No. 86 to the Registrant’s registration statement was deemed filed with the U.S. Securities and Exchange Commission electronically via

EDGAR on February 27, 2020 (Accession No. 0001193125-20-050283) with an effective date of March 1, 2020.

Questions and comments may be directed to the undersigned at (312) 557-1441.

          Very truly yours,

              /s/ Jose J. Del Real

          Jose J. Del Real

Secretary